Stock based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary Stock Option Activity

A summary of the Company’s stock option activity and related information is as follows:

		Options Outstanding
	Shares Available for Grant	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
					(In thousands)
Balance at December 31, 2014	295,101	4,248,519	$0.76	7.7	$8,343
Granted (unaudited)	(104,808)	104,808	2.72
Exercised (unaudited)	—	(13,814)	0.74
Cancelled (unaudited)	83,210	(83,210)	1.12

Balance at June 30, 2015 (unaudited)	273,503	4,256,303	$0.80	7.2	$17,888

Vested and exercisable at June 30, 2015 (unaudited)		2,695,883	$0.72	6.5	$11,540
Vested and expected to vest at June 30, 2015 (unaudited)		3,914,636	$0.78	7.2	$16,516

A summary of the Company’s stock option activity and related information is as follows:

		Options Outstanding
	Shares Available for Grant	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
					(in thousands)
Balance at January 1, 2013	306,097	1,907,644	$0.71	6.3	$28
Additional shares authorized	2,359,662
Granted	(1,190,349)	1,190,349	0.70
Exercised	—	(1,463)	0.68
Cancelled	372,957	(372,957)	0.69

Balance at December 31, 2013	1,848,367	2,723,573	0.71	7.7	138
Granted	(1,642,799)	1,642,799	0.84
Exercised	—	(28,320)	0.73
Cancelled	89,533	(89,533)	0.74

Balance at December 31, 2014	295,101	4,248,519	$0.76	7.7	$8,343

Vested and exercisable at December 31, 2013		1,360,757	$0.71	6.4	$67
Vested and expected to vest at December 31, 2013		2,333,655	$0.71	7.4	$118
Vested and exercisable at December 31, 2014		2,379,076	$0.72	6.8	$4,764
Vested and expected to vest at December 31, 2014		3,777,913	$0.78	7.5	$7,452

Schedule of Weighted-Average Assumptions Fair Value of Employee Stock Options Estimated Date of Grant Using Black-Scholes Option-Pricing Model

There were no option grants during the six months ended June 30, 2014.

June 30, 2015
(Unaudited)
Expected term (in years)	5.98
Expected volatility	52.3%
Risk-free interest rate	1.6%
Expected dividend yield	0%

The fair value of employee stock options was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	December 31,
	2013	2014
Expected term (in years)	6.2	5.7
Expected volatility	52.4%	50.7%
Risk-free interest rate	1.2%	1.8%
Expected dividend yield	0%	0%

Summary of Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the Company’s statements of operations is classified as follows (in thousands):

	Six Months Ended June 30,
	2015	2014
	(Unaudited)
Research and development	$48	$56
Selling and marketing	10	8
General and administrative	90	140

Total stock-based compensation expense	$148	$204

Total stock-based compensation expense recognized in the Company’s statements of operations is classified as follows (in thousands):

	Year Ended December 31,
	2013	2014
Research and development	$29	$85
Selling and marketing	9	15
General and administrative	181	218

Total stock-based compensation expense	$219	$318